Loans Allowance for Credit Losses Credit Quality and OffBalance Sheet Credit Exposures (Details 8) - Commercial & industrial [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Payment Delay	$ 1,628,466
Term Extension	10,695
Combination Payment Delay and Term Extension	$ 107,135
Total Class of Financing Receivable	1.41%
Weighted- Average Term Extension	10 months